Touchstone Balanced Fund Investment Objectives and Goals - Touchstone Balanced Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone Balanced Fund Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone Balanced Fund (the “Fund”) seeks capital appreciation and current income.